UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 5484

Western Asset Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Western Asset Zenix Income Fund Inc.

FORM N-Q

December 31, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET ZENIX INCOME FUND INC.

Schedule of Investments (unaudited)	December 31, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 95.4%
Aerospace & Defense — 1.4%
$175,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$175,437
		DRS Technologies Inc., Senior Subordinated Notes:
155,000	B+	6.625% due 2/1/16	156,938
300,000	B	7.625% due 2/1/18	310,500
		L-3 Communications Corp., Senior Subordinated Notes:
130,000	BB+	7.625% due 6/15/12	135,200
240,000	BB+	5.875% due 1/15/15	232,800
220,000	B-	TransDigm Inc., 7.750% due 7/15/14	227,700
		Total Aerospace & Defense	1,238,575

Airlines — 1.1%
		Continental Airlines Inc.:
160,000	CCC+	Notes, 8.750% due 12/1/11	162,000
57,537	B+	Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	57,860
		United Airlines Inc., Pass-Through Certificates:
167,472	B	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	182,649
397,660	B	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	439,663
185,000	CCC-	Series 2001-1, Class C, 6.831% due 9/1/08 (a)	196,216
		Total Airlines	1,038,388

Auto Components — 1.3%
120,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	122,550
270,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	268,650
		TRW Automotive Inc.:
95,000	BB-	Senior Notes, 9.375% due 2/15/13	102,363
49,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	53,961
		Visteon Corp., Senior Notes:
425,000	CCC+	8.250% due 8/1/10	416,500
305,000	CCC+	7.000% due 3/10/14	268,400
		Total Auto Components	1,232,424

Automobiles — 1.4%
105,000	CCC+	Ford Motor Co., Debentures, 8.875% due 1/15/22	91,875
		General Motors Corp.:
230,000	B-	Notes, 7.200% due 1/15/11	223,675
		Senior Debentures:
250,000	B-	8.250% due 7/15/23	233,750
770,000	B-	8.375% due 7/15/33	716,100

		Total Automobiles	1,265,400

Building Products — 1.8%
		Associated Materials Inc.:
655,000	CCC	Senior Discount Notes, step bond to yield 11.239% due 3/1/14	445,400
130,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	134,550
215,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	229,512
240,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	236,400
860,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.696% due 3/1/14	606,300
		Total Building Products	1,652,162

Capital Markets — 0.4%
		E*TRADE Financial Corp., Senior Notes:
85,000	BB-	7.375% due 9/15/13	88,825

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Capital Markets — 0.4% (continued)
$215,000	BB-	7.875% due 12/1/15	$229,513
		Total Capital Markets	318,338

Chemicals — 2.9%
65,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	62,888
400,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	428,000
470,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	460,600
		Huntsman International LLC:
95,000	B	Senior Notes, 9.875% due 3/1/09	98,325
140,000	B	Senior Subordinated Notes, 7.875% due 11/13/14 (b)	141,750
		Lyondell Chemical Co.:
		Senior Notes:
125,000	B+	8.000% due 9/15/14	130,312
105,000	B+	8.250% due 9/15/16	110,775
		Senior Secured Notes:
385,000	BB	11.125% due 7/15/12	415,800
30,000	BB	10.500% due 6/1/13	33,150
125,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	136,562
505,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	482,275
130,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	126,425
		Total Chemicals	2,626,862

Commercial Services & Supplies — 2.4%
65,000	B-	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (b)	65,488
400,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	412,000
275,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	304,804
405,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	431,325
170,000	B+	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	163,625
270,000	B-	Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (b)	280,125
515,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	566,500
		Total Commercial Services & Supplies	2,223,867

Consumer Finance — 5.0%
		Ford Motor Credit Co.:
		Notes:
250,000	B	7.875% due 6/15/10	252,264
235,000	B	9.824% due 4/15/12 (c)	249,348
210,000	B	7.000% due 10/1/13	200,809
		Senior Notes:
216,000	B	10.610% due 6/15/11 (b)(c)	230,808
365,000	B	9.875% due 8/10/11	390,737
325,000	B	8.110% due 1/13/12 (c)	322,444
210,000	B	8.000% due 12/15/16	207,862
		General Motors Acceptance Corp., Notes:
820,000	BB+	6.875% due 8/28/12	842,974
1,640,000	BB+	8.000% due 11/1/31	1,888,298
		Total Consumer Finance	4,585,544

Containers & Packaging — 3.0%
205,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (b)	209,100
445,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	451,675
		Graphic Packaging International Corp.:
70,000	B-	Senior Notes, 8.500% due 8/15/11	72,800
380,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	402,800

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Containers & Packaging — 3.0% (continued)
$375,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	$399,375
		Owens-Brockway Glass Container Inc.:
250,000	B	Senior Notes, 6.750% due 12/1/14	243,750
527,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	541,492
165,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	172,425
125,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	938
275,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	283,595
		Total Containers & Packaging	2,777,950

Diversified Consumer Services — 1.9%
220,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	228,800
		Hertz Corp.:
335,000	B	Senior Notes, 8.875% due 1/1/14 (b)	352,587
835,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	922,675
220,000	BB-	Service Corp. International, Debentures, 7.875% due 2/1/13	232,650
		Total Diversified Consumer Services	1,736,712

Diversified Financial Services — 3.1%
275,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	283,937
75,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	75,750
215,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	211,238
195,000	CCC+	CitiSteel USA Inc., Senior Secured Notes,, 12.949% due 9/1/10 (c)	202,800
260,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	274,300
325,000	B-	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.750% due 11/15/14 (b)	331,094
270,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	275,400
301,000	NR	JPMorgan Chase Bank/London, zero coupon bond to yield 9.312% due 11/8/07 (b)	281,349
185,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	176,675
140,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	148,225
175,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	191,625
400,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	407,000
		Total Diversified Financial Services	2,859,393

Diversified Telecommunication Services — 8.1%
		Cincinnati Bell Inc.:
350,000	B-	Senior Notes, 7.000% due 2/15/15	352,187
75,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	77,438
45,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	40,725
		Citizens Communications Co., Senior Notes:
100,000	BB+	7.875% due 1/15/27 (b)	101,500
280,000	BB+	9.000% due 8/15/31	305,200
		Hawaiian Telcom Communications Inc.:
20,000	CCC+	Senior Notes, Series B, 10.889% due 5/1/13 (c)	20,100
710,000	CCC+	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	747,275
235,000	B+	Inmarsat Finance PLC, 7.625% due 6/30/12	243,812
		Intelsat Bermuda Ltd., Senior Notes:
315,000	B+	9.250% due 6/15/16 (b)	340,200
640,000	B	11.250% due 6/15/16 (b)	705,600
20,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	18,750
175,000	CCC-	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	186,375
		Level 3 Financing Inc., Senior Notes:

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 8.1% (continued)
$120,000	CCC-	11.800% due 3/15/11 (c)	$127,500
180,000	CCC-	9.250% due 11/1/14 (b)	184,500
210,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	225,750
		NTL Cable PLC, Senior Notes:
50,000	B-	8.750% due 4/15/14	52,563
285,000	B-	9.125% due 8/15/16	302,456
146,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	154,943
		Qwest Communications International Inc., Senior Notes:
40,000	B+	7.500% due 2/15/14	41,400
80,000	B+	Series B, 7.500% due 2/15/14	82,800
		Qwest Corp., Notes:
875,000	BB+	8.875% due 3/15/12	978,906
440,000	BB+	7.500% due 10/1/14	468,600
220,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	225,148
725,000	CCC+	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	641,625
670,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	765,475
		Total Diversified Telecommunication Services	7,390,828

Electric Utilities — 0.6%
125,220	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	138,133
395,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	450,300
		Total Electric Utilities	588,433

Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
70,000	B+	Senior Notes, 9.500% due 10/15/15 (b)	72,100
215,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (b)	223,331
		Total Electronic Equipment & Instruments	295,431

Energy Equipment & Services — 2.0%
210,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	279,725
275,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	283,250
88,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	89,100
95,000	CCC+	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (b)(c)	95,950
50,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	51,250
300,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	325,500
110,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	114,125
510,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	622,302
		Total Energy Equipment & Services	1,861,202

Food & Staples Retailing — 0.3%
245,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	292,115

Food Products — 0.5%
		Dole Food Co. Inc., Senior Notes:
350,000	B-	7.250% due 6/15/10	335,125
100,000	B-	8.875% due 3/15/11	99,000
		Total Food Products	434,125

Gas Utilities — 0.5%
490,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	482,650

Health Care Providers & Services — 4.5%
400,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	435,000

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Health Care Providers & Services — 4.5% (continued)
		DaVita Inc.:
$200,000	B	Senior Notes, 6.625% due 3/15/13	$201,500
350,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	358,750
		HCA Inc.:
775,000	B-	Debentures, 7.500% due 11/15/95	586,766
		Notes:
200,000	B-	6.375% due 1/15/15	170,000
175,000	B-	7.690% due 6/15/25	145,723
		Senior Secured Notes:
295,000	BB-	9.250% due 11/15/16 (b)	316,756
265,000	BB-	9.625% due 11/15/16 (b)	285,538
450,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	457,875
		Tenet Healthcare Corp., Senior Notes:
750,000	CCC+	7.375% due 2/1/13	692,813
230,000	CCC+	9.875% due 7/1/14	235,175
225,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	227,531
		Total Health Care Providers & Services	4,113,427

Hotels, Restaurants & Leisure — 5.4%
		Caesars Entertainment Inc., Senior Subordinated Notes:
200,000	B+	8.875% due 9/15/08	209,000
100,000	B+	7.875% due 3/15/10	104,750
455,000	B+	8.125% due 5/15/11	478,319
160,000	B-	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	169,600
130,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	141,700
50,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	48,000
100,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	106,500
430,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	466,550
450,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	450,000
375,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	365,156
		MGM MIRAGE Inc., Senior Notes:
475,000	BB	6.750% due 9/1/12	470,250
255,000	BB	7.625% due 1/15/17	256,912
250,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	251,875
450,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	456,750
400,000	B	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	440,000
35,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	37,275
		Station Casinos Inc.:
		Senior Notes:
10,000	B+	6.000% due 4/1/12	9,538
425,000	B+	7.750% due 8/15/16	430,312
20,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	18,050
35,000	CCC+	Wimar OPCO LLC/Finance Corp., Senior Subordinated Notes, 9.625% due 12/15/14 (b)	34,825
		Total Hotels, Restaurants & Leisure	4,945,362

Household Durables — 2.8%
35,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	36,137
		Beazer Homes USA Inc., Senior Notes:
35,000	BB	6.875% due 7/15/15	34,475
190,000	BB	8.125% due 6/15/16	202,350
285,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	298,572
300,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	333,000

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Household Durables — 2.8% (continued)
		K Hovnanian Enterprises Inc., Senior Notes:
$390,000	BB	7.500% due 5/15/16	$393,900
245,000	BB	8.625% due 1/15/17	262,150
245,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	254,800
355,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.143% due 9/1/12	301,750
400,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	420,000
		Total Household Durables	2,537,134

Household Products — 0.6%
		Nutro Products Inc.:
50,000	CCC	Senior Notes, 9.400% due 10/15/13 (b)(c)	52,000
130,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	142,675
		Spectrum Brands Inc., Senior Subordinated Notes:
130,000	CCC	8.500% due 10/1/13	122,200
65,000	CCC	7.375% due 2/1/15	56,550
210,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	217,350
		Total Household Products	590,775

Independent Power Producers & Energy Traders — 4.5%
165,000	NR	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	165,099
		AES Corp.:
		Senior Notes:
690,000	B	9.500% due 6/1/09	741,750
130,000	B	8.875% due 2/15/11	140,075
10,000	B	7.750% due 3/1/14	10,600
80,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (b)	86,400
1,000,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	975,000
		Edison Mission Energy, Senior Notes:
125,000	BB-	7.730% due 6/15/09	130,000
60,000	BB-	7.500% due 6/15/13	63,000
290,000	BB-	7.750% due 6/15/16	308,850
355,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	362,100
		NRG Energy Inc., Senior Notes:
175,000	B-	7.250% due 2/1/14	176,750
880,000	B-	7.375% due 2/1/16	886,600
40,000	B-	7.375% due 1/15/17	40,200
		Total Independent Power Producers & Energy Traders	4,086,424

Insurance — 0.5%
400,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	435,000

Internet & Catalog Retail — 0.4%
165,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	162,113
210,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	211,312
		Total Internet & Catalog Retail	373,425

IT Services — 0.7%
		SunGard Data Systems Inc.:
125,000	B-	Senior Notes, 9.125% due 8/15/13	131,875
495,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	530,888
		Total IT Services	662,763

Leisure Equipment & Products — 0.3%
250,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	248,750

Machinery — 0.4%
214,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	233,795

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Machinery — 0.4% (continued)
$191,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 14.657% due 4/15/14	$172,855
		Total Machinery	406,650

Media — 11.6%
		Affinion Group Inc.:
360,000	B-	Senior Notes, 10.125% due 10/15/13	383,400
275,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	292,187
		AMC Entertainment Inc.:
55,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	57,819
565,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	637,037
		CCH I Holdings LLC, Senior Notes:
350,000	CCC-	13.500% due 1/15/14	345,625
13,000	CCC(d)	11.000% due 10/1/15	13,358
510,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	525,937
		CCH II LLC/CCH II Capital Corp.:
254,000	CCC(d)	10.250% due 10/1/13	271,780
440,000	CCC-	Senior Notes, 10.250% due 9/15/10	462,550
130,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 14.735% due 1/15/12	121,875
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
30,000	CCC-	9.920% due 4/1/11	27,900
100,000	CCC-	11.750% due 5/15/11	96,500
290,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	290,000
		CSC Holdings Inc.:
		Senior Debentures:
35,000	B+	7.625% due 7/15/18	34,256
30,000	B+	Series B, 8.125% due 8/15/09	31,238
		Senior Notes:
175,000	B+	7.875% due 12/15/07	177,625
130,000	B+	6.750% due 4/15/12 (b)	127,400
		Series B:
225,000	B+	8.125% due 7/15/09	234,281
145,000	B+	7.625% due 4/1/11	148,444
114,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	125,828
244,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	267,180
395,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	412,775
		EchoStar DBS Corp., Senior Notes:
620,000	BB-	7.000% due 10/1/13	622,325
610,000	BB-	7.125% due 2/1/16	613,050
165,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	173,250
80,000	CCC-	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (b)(c)	81,400
425,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	473,344
190,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	189,287
375,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	405,937
285,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	292,125
170,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	174,462
		R.H. Donnelley Corp.:
		Senior Discount Notes:
125,000	B	Series A-1, 6.875% due 1/15/13	120,469
200,000	B	Series A-2, 6.875% due 1/15/13	192,750

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Media — 11.6% (continued)
$325,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	$342,875
75,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	82,125
240,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	249,000
		Rainbow National Services LLC:
450,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	475,312
80,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	89,300
		Rogers Cable Inc.:
50,000	BB+	Secured Notes, 5.500% due 3/15/14	48,060
		Senior Secured Second Priority Notes:
30,000	BB+	6.250% due 6/15/13	30,375
320,000	BB+	6.750% due 3/15/15	331,308
290,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	300,875
		XM Satellite Radio Inc., Senior Notes:
95,000	CCC	9.871% due 5/1/13 (c)	92,863
205,000	CCC	9.750% due 5/1/14	206,025
		Total Media	10,671,512

Metals & Mining — 1.2%
30,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	33,638
230,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (b)(c)	221,950
555,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	612,581
250,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14	266,250
		Total Metals & Mining	1,134,419

Multi-Utilities — 0.1%
105,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	110,606

Multiline Retail — 0.9%
		Neiman Marcus Group Inc.:
70,000	B-	Senior Notes, 9.000% due 10/15/15	76,738
485,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	541,987
209,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	234,080
		Total Multiline Retail	852,805

Office Electronics — 0.5%
420,000	BB+	Xerox Corp., Senior Notes, 6.750% due 2/1/17	441,000

Oil, Gas & Consumable Fuels — 9.8%
195,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	212,550
470,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	484,100
		Chesapeake Energy Corp., Senior Notes:
560,000	BB	6.625% due 1/15/16	559,300
125,000	BB	6.500% due 8/15/17	122,813
275,000	BB	6.250% due 1/15/18	266,062
198,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	208,642
100,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	101,000
1,425,000	B	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,567,500
210,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	227,852
415,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	423,300
200,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	197,500
330,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	331,650
165,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	160,875
125,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	128,438

See Notes to Schedule of Investments.

WESTERN ASSET ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 9.8% (continued)
$230,000	BB	OPTI Canada Inc., Senior Notes, 8.250% due 12/15/14 (b)	$237,475
220,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	232,100
		Pogo Producing Co., Senior Subordinated Notes:
20,000	B+	7.875% due 5/1/13	20,400
345,000	B+	6.875% due 10/1/17	331,200
90,000	B+	Series B, 8.250% due 4/15/11	92,363
505,000	B1(e)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	510,050
20,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	20,000
220,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	217,250
400,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	424,000
215,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	225,648
170,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	170,425
		Williams Cos. Inc.:
		Notes:
600,000	BB-	7.875% due 9/1/21	646,500
505,000	BB-	8.750% due 3/15/32	573,175
275,000	BB-	Senior Notes, 7.625% due 7/15/19	295,625
		Total Oil, Gas & Consumable Fuels	8,987,793

Paper & Forest Products — 1.8%
465,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	481,275
160,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	145,600
		NewPage Corp.:
360,000	CCC+	Senior Secured Notes, 11.621% due 5/1/12 (c)	390,600
360,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	382,500
		Verso Paper Holdings LLC:
20,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (b)	20,950
240,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	253,200
		Total Paper & Forest Products	1,674,125

Pharmaceuticals — 0.9%
395,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	410,800
450,000	B+	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	434,250
		Total Pharmaceuticals	845,050

Real Estate Investment Trusts (REITs) — 0.9%
15,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,375
200,000	BB	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	198,250
230,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	216,200
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
80,000	BB+	7.125% due 6/1/15	84,400
75,000	BB+	6.500% due 6/1/16	77,250
195,000	BB+	6.750% due 4/1/17	202,312
		Total Real Estate Investment Trusts (REITs)	793,787

Real Estate Management & Development — 0.1%
65,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	59,475

Road & Rail — 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
395,000	B-	9.375% due 5/1/12	423,637
20,000	B-	12.500% due 6/15/12	21,700
110,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	111,513
		Total Road & Rail	556,850

See Notes to Schedule of Investments.

WESTERN ASSET ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
Semiconductors & Semiconductor Equipment — 0.5%
$450,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (b)	$450,563

Software — 0.6%
200,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	187,000
330,894	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.348% due 6/1/11 (b)(c)(f)	340,821
		Total Software	527,821

Specialty Retail — 0.9%
145,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	152,250
		AutoNation Inc., Senior Notes:
125,000	BB+	7.374% due 4/15/13 (c)	126,250
55,000	BB+	7.000% due 4/15/14	55,688
210,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	204,225
65,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	71,662
125,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (c)	121,875
80,000	CCC	Michaels Stores Inc., Subordinated Notes, step bond to yield 13.255% due 11/1/16 (b)	43,800
		Total Specialty Retail	775,750

Textiles, Apparel & Luxury Goods — 1.0%
415,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	449,237
575,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.000% due 12/15/14	454,250
		Total Textiles, Apparel & Luxury Goods	903,487

Thrifts & Mortgage Finance — 1.2%
1,000,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,057,500

Tobacco — 0.2%
190,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	203,300

Trading Companies & Distributors — 0.7%
195,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	209,625
140,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	147,350
230,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	249,550
		Total Trading Companies & Distributors	606,525

Transportation Infrastructure — 0.1%
80,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (b)	80,200

Wireless Telecommunication Services — 3.7%
50,000	BB-	American Tower Corp., Senior Notes, 7.500% due 5/1/12	52,000
450,000	BBB+	IWO Holdings Inc., Senior Secured Notes, 9.124% due 1/15/12 (c)	461,250
40,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	42,600
110,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	117,975
330,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	352,688
		Sprint Capital Corp.:
900,000	BBB+	Notes, 8.750% due 3/15/32	1,086,315
600,000	BBB+	Senior Notes, 6.875% due 11/15/28	602,295
675,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (b)	661,500
		Total Wireless Telecommunication Services	3,376,623

		TOTAL CORPORATE BONDS & NOTES (Cost — $83,268,349)	87,409,300

See Notes to Schedule of Investments.

WESTERN ASSET ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
$1,723,537	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(g)(h) (Cost — $1,890,211)	$0

CONVERTIBLE BOND & NOTE — 0.2%
Diversified Financial Services — 0.2%
150,000	CCC+	Ford Motor Co., 4.250% due 12/15/36 (Cost — $150,000)	161,063

SOVEREIGN BONDS — 1.5%
Brazil — 0.5%
		Federative Republic of Brazil:
250,000	BB	11.000% due 8/17/40	331,687
120,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	133,590
		Total Brazil	465,277

Panama — 0.1%
57,000	BB	Republic of Panama, 9.375% due 4/1/29	76,238

Russia — 0.9%
740,000	BBB+	Russian Federation, 5.000% due 3/31/30 (b)	836,662
		TOTAL SOVEREIGN BONDS (Cost — $1,337,791)	1,378,177

Shares
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
821,807	Home Interiors & Gifts Inc. (g)(h)*	8,218

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (g)(h)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
404	Outsourcing Solutions Inc. (g)(h)*	1,718

INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
2,601	Motorola Inc.	53,477

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (g)(h)*	0
	TOTAL COMMON STOCKS (Cost — $588,119)	63,413

CONVERTIBLE PREFERRED STOCKS — 0.4%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
535	Chesapeake Energy Corp., Convertible, 6.250%	133,081

TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
4,800	Crown Castle International Corp., 6.250% due 8/15/12	263,400
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $276,018)	396,481

See Notes to Schedule of Investments.

WESTERN ASSET ZENIX INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Shares	Security	Value
PREFERRED STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.7%
Automobiles — 0.7%
36,500	Ford Motor Co., 7.400%	$620,500
900	Ford Motor Co., Series F, 7.550%	15,336
	TOTAL CONSUMER DISCRETIONARY	635,836

FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
500	Preferred Plus, Series FRD-1, 7.400%	8,500
25,000	Saturns, Series F 2003-5, 8.125%	497,500
	TOTAL FINANCIALS	506,000
	TOTAL PREFERRED STOCKS (Cost — $1,098,978)	1,141,836

Face Amount
LOAN PARTICIPATION — 1.1%
Telecommunications — 1.1%
$1,000,000	UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion)(i)(j)(k) (Cost — $1,000,000)	1,002,094

Warrants
WARRANTS(g)(h) — 0.0%
325	Cybernet Internet Services International Inc., Expires 7/1/09*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09(b)*	0
	TOTAL WARRANTS (Cost — $60,715)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $89,670,181)	91,552,364

Face Amount
SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$117,000	Nomura Securities International Inc. repurchase agreement dated 12/29/06, 5.270 due 1/2/07; Proceeds at maturity - $117,069; (Fully collateralized by U.S. government agency obligation, 3.625% due 9/15/08; Market value - $119,470) (Cost — $117,000)	117,000

	TOTAL INVESTMENTS — 100.0% (Cost — $89,787,181#)	$91,669,364

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.
(d)	Rating by Fitch Ratings Service.
(e)	Rating by Moody’s Investors Service.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Illiquid security.
(i)	Participation interest was acquired through the financial institution indicated parenthetically.
(j)	Interest rate represents the effective rate on the loan/debt security.
(k)	The maturity date shown represents the latest maturity date.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 13 and 14 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Zenix Income Fund Inc. (formerly known as Zenix Income Fund Inc.) (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rate fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,947,863
Gross unrealized depreciation	(3,065,680)
Net unrealized appreciation	$1,882,183

At December 31, 2006, the Fund held one loan participation with a total cost of $1,000,000 and a total market value of $1,002,094.

ITEM 2.                                                CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Zenix Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 28, 2007